UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2011

Date of reporting period:	9/30/2011

Item 1. Schedule of Investments

Prudential Short-Term Corporate Bond Fund

Schedule of Investments

as of September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.8%
ASSET-BACKED SECURITIES — 0.3%
Non-Residential Mortgage-Backed Securities
Fuel Trust,
Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	$ 3,100	$ 3,035,340
Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	15,695	15,636,615

TOTAL ASSET-BACKED SECURITIES (cost $18,818,193)					18,671,955

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-PW11, Class A4(a)	AAA(b)	5.620%	03/11/39	10,000	10,906,780
Ser. 2007-PW17, Class A3	AAA(b)	5.736%	06/11/50	15,000	15,680,580
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Class A2(a)	Aaa	5.886%	12/10/49	4,220	4,279,561
Ser. 2007-C6, Class A3(a)	Aaa	5.886%	12/10/49	10,000	10,549,520
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	3,557	3,552,765
Ser. 2007-CD4, Class A2B	Aaa	5.205%	12/11/49	14,249	14,344,643
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	7,007	7,001,855
DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2	Aaa	3.642%	08/10/44	12,500	12,890,507
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(b)	5.510%	03/10/44	10,000	10,723,280
GS Mortgage Securities Corp. II,
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	2,199	2,197,753
Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	11,849	12,048,350
JPMorgan Chase Commercial Mortgage Securities Corp.,
Ser. 2005-LDP2, Class A4	Aaa	4.738%	07/15/42	15,000	16,055,025
Ser. 2005-LDP4, Class A4(a)	Aaa	4.918%	10/15/42	14,000	15,044,414
Ser. 2007-LD11, Class A2(a)	Aaa	5.990%	06/15/49	7,997	8,117,607
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Class A3	Aaa	4.647%	07/15/30	9,014	9,061,826
Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	15,000	16,055,295
Ser. 2007-C2, Class A2	AAA(b)	5.303%	02/15/40	11,325	11,357,204
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960%	07/12/38	1,273	1,289,844
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-1, Class A3B(a)	AAA(b)	5.656%	02/12/39	5,500	5,573,563
Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	14,780	14,877,725
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(a)	Aaa	5.598%	03/12/44	17,999	19,661,478
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	11,088	11,082,871
Ser. 2006-C25, Class A4(a)	Aaa	5.923%	05/15/43	10,000	10,970,590
Ser. 2007-C33, Class A3(a)	Aaa	6.096%	02/15/51	11,193	11,712,243

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $258,171,719)					255,035,279

CORPORATE BONDS — 91.3%

Aerospace & Defense — 1.6%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A(c)	Baa2	4.950%	06/01/14	2,500	2,682,112
Gtd. Notes, 144A	Baa2	5.200%	08/15/15	7,000	7,664,804
Gtd. Notes, 144A	Baa2	6.400%	12/15/11	5,750	5,813,060
Boeing Capital Corp.,
Sr. Unsec’d. Notes	A2	2.125%	08/15/16	5,520	5,585,544
Sr. Unsec’d. Notes(c)	A2	3.250%	10/27/14	4,750	5,039,128
Boeing Co. (The),
Sr. Unsec’d. Notes	A2	3.500%	02/15/15	8,835	9,475,732
Sr. Unsec’d. Notes(c)	A2	5.000%	03/15/14	2,400	2,633,196

Exelis, Inc., Gtd. Notes, 144A	Baa3	4.250%	10/01/16	5,000	4,967,010
General Dynamics Corp., Gtd. Notes	A2	5.250%	02/01/14	2,115	2,324,700
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	7,420	7,577,675
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125%	09/15/16	4,600	4,573,619
Martin Marietta Corp., Sr. Unsec’d. Notes	Baa1	7.375%	04/15/13	3,000	3,268,842
Northrop Grumman Corp.,
Sr. Unsec’d. Notes	Baa2	1.850%	11/15/15	9,450	9,394,992
Sr. Unsec’d. Notes	Baa2	3.700%	08/01/14	4,500	4,776,611
Raytheon Co., Sr. Unsec’d. Notes	Baa1	1.625%	10/15/15	10,305	10,275,816
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750%	12/01/13	2,000	2,135,592

					88,188,433

Airlines — 0.3%
American Airlines Pass-Through Trust, Pass-thru Certs., Ser. 01-2	Ba1	7.858%	10/01/11	205	205,017
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. 991A	Baa2	6.545%	02/02/19	3,271	3,304,023
Continental Airlines, Inc., Pass Through Trust,
Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703%	06/15/21	313	321,289
Pass-thru Certs., Ser. 2001-1, Class B(c)	Ba1	7.373%	12/15/15	80	78,182
Delta Air Lines, Inc., Pass Through Trust,
Pass-thru Certs., Ser. 2010-1, Class A(c)	Baa2	6.200%	07/02/18	5,127	5,280,448
Pass-thru Certs., Ser. 2010-2, Class A(c)	Baa2	4.950%	05/23/19	8,689	8,424,885

					17,613,844

Automotive — 1.6%
American Honda Finance Corp.,
Sr. Notes, 144A(c)	A1	1.850%	09/19/14	15,000	15,022,305
Sr. Unsec’d. Notes, 144A(c)	A1	2.375%	03/18/13	10,000	10,139,120
Sr. Unsec’d. Notes, 144A	A1	6.700%	10/01/13	1,000	1,097,296
Daimler Finance North America LLC,
Gtd. Notes, 144A	A3	1.875%	09/15/14	20,550	20,280,672
Gtd. Notes, 144A(c)	A3	1.950%	03/28/14	15,000	14,878,005
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	Ba2	5.625%	09/15/15	6,980	7,021,287
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	1,175	1,281,365
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	1.750%	02/28/14	4,165	4,197,570
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa2	3.400%	04/11/14	3,625	3,512,842
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625%	08/12/13	10,000	10,034,740

					87,465,202

Banking — 22.8%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes	Aa3	2.875%	04/25/14	2,425	2,285,121
Gtd. Notes., 144A, MTN	Aa3	3.875%	11/10/14	7,250	6,961,595
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	Aa3	3.000%	01/31/14	11,150	10,973,306
American Express Bank FSB, Sr. Unsec’d. Notes, MTN	A2	5.500%	04/16/13	9,000	9,501,282
American Express Co., Sr. Unsec’d. Notes(c)	A3	7.250%	05/20/14	3,900	4,420,081
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN(c)	A2	2.750%	09/15/15	9,990	10,039,031
Sr. Unsec’d. Notes, MTN(c)	A2	2.800%	09/19/16	21,050	20,945,613
Sr. Unsec’d. Notes, MTN	A2	5.125%	08/25/14	7,400	8,009,383
Sr. Unsec’d. Notes, MTN	A2	5.875%	05/02/13	4,850	5,143,454
Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300%	08/20/13	15,800	17,294,917
ANZ National International Ltd. (New Zealand),
Gtd. Notes., 144A	Aa3	2.375%	12/21/12	5,000	5,029,190
Gtd. Notes., 144A, MTN	Aa3	6.200%	07/19/13	2,500	2,669,632

Bank of America Corp.,
Sr. Unsec’d. Notes(c)	Baa1	3.625%	03/17/16	20,000	18,206,220
Sr. Unsec’d. Notes(c)	Baa1	3.700%	09/01/15	9,780	9,013,708
Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	32,165	30,484,186
Sr. Unsec’d. Notes(c)	Baa1	4.750%	08/01/15	17,925	17,246,252
Sr. Unsec’d. Notes(c)	Baa1	4.875%	01/15/13	15,000	14,947,740
Sr. Unsec’d. Notes, MTN	Baa1	4.900%	05/01/13	9,100	9,024,643
Sr. Unsec’d. Notes	Baa1	5.375%	09/11/12	4,000	4,011,228
Sub. Notes	Baa2	4.750%	08/15/13	7,000	6,970,817
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa2	2.950%	06/18/15	15,000	15,599,670
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Notes, 144A(c)	Aa3	2.450%	09/11/15	18,500	18,919,820
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.200%	07/10/14	7,050	7,209,887
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	3.850%	07/27/12	5,000	5,113,430
Capital One Financial Corp.,
Sr. Unsec’d. Notes(c)	Baa1	3.150%	07/15/16	20,250	20,047,257
Sr. Unsec’d. Notes	Baa1	7.375%	05/23/14	10,409	11,626,749
Citigroup, Inc.,
Sr. Unsec’d. Notes(c)	A3	3.953%	06/15/16	24,000	23,942,904
Sr. Unsec’d. Notes	A3	4.587%	12/15/15	16,190	16,623,277
Sr. Unsec’d. Notes	A3	4.750%	05/19/15	14,925	15,294,289
Sr. Unsec’d. Notes(c)	A3	5.250%	02/27/12	3,000	3,042,294
Sr. Unsec’d. Notes(c)	A3	5.500%	04/11/13	38,815	39,949,407
Sr. Unsec’d. Notes	A3	5.850%	07/02/13	4,000	4,144,604
Sr. Unsec’d. Notes	A3	6.000%	12/13/13	6,540	6,869,413
Sr. Unsec’d. Notes(c)	A3	6.500%	08/19/13	10,915	11,485,811
Sub. Notes	Baa1	4.875%	05/07/15	2,000	1,998,416
Sub. Notes(c)	Baa1	5.000%	09/15/14	35,280	34,601,177
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN	Aa2	3.750%	10/15/14	12,445	12,926,099
Countrywide Financial Corp., Gtd. Notes, MTN(c)(d)	Baa1	5.800%	06/07/12	10,182	10,211,314
Credit Suisse/NY (Switzerland),
Sr. Unsec’d. Notes, MTN	Aa1	5.000%	05/15/13	22,636	23,394,940
Sr. Unsec’d. Notes, MTN	Aa1	5.500%	05/01/14	2,250	2,378,576
Deutsche Bank AG/London (Germany),
Sr. Unsec’d. Notes	Aa3	2.375%	01/11/13	5,000	4,965,440
Sr. Unsec’d. Notes, Ser. G, MTN	Aa3	4.875%	05/20/13	12,500	12,918,125
FIA Card Services NA,
Sub. Notes, MTN	A3	6.625%	06/15/12	3,000	3,050,697
Sub. Notes	A3	7.125%	11/15/12	6,375	6,483,700
Fifth Third Bancorp,
Sr. Unsec’d. Notes	Baa1	3.625%	01/25/16	7,565	7,690,662
Sr. Unsec’d. Notes	Baa1	6.250%	05/01/13	430	455,288
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes(c)	A1	3.625%	02/07/16	33,000	32,127,975
Sr. Unsec’d. Notes, MTN	A1	3.625%	08/01/12	3,965	4,019,907
Sr. Unsec’d. Notes, MTN	A1	3.700%	08/01/15	21,620	21,167,753
Sr. Unsec’d. Notes(c)	A1	4.750%	07/15/13	11,000	11,319,957
Sr. Unsec’d. Notes	A1	5.125%	01/15/15	15,000	15,485,655
Sr. Unsec’d. Notes(c)	A1	5.150%	01/15/14	15,259	15,798,695
Sr. Unsec’d. Notes	A1	5.250%	10/15/13	5,830	6,057,667
Sr. Unsec’d. Notes	A1	5.450%	11/01/12	3,005	3,097,698
Sr. Unsec’d. Notes, MTN	A1	6.000%	05/01/14	12,500	13,234,125
HSBC Bank PLC (United Kingdom),
Sr. Notes, 144A	Aa2	1.625%	08/12/13	5,000	4,961,155
Sr. Notes, 144A	Aa2	3.500%	06/28/15	6,730	6,829,153
Sr. Unsec’d. Notes, 144A(c)	Aa2	2.000%	01/19/14	19,000	18,895,196
Sr. Unsec’d. Notes, 144A	Aa2	3.100%	05/24/16	8,200	8,152,227

HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	5.250%	12/12/12	8,997	9,278,273
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes(c)	Aa3	3.150%	07/05/16	33,725	33,505,990
Sr. Unsec’d. Notes	Aa3	3.400%	06/24/15	20,000	20,315,640
Sr. Unsec’d. Notes(c)	Aa3	3.450%	03/01/16	15,000	15,061,860
Sr. Unsec’d. Notes(c)	Aa3	3.700%	01/20/15	23,175	23,746,449
Sr. Unsec’d. Notes	Aa3	5.375%	10/01/12	1,000	1,040,605
Sr. Unsec’d. Notes, MTN	Aa3	5.375%	01/15/14	12,415	13,395,636
Sub. Notes	A1	5.125%	09/15/14	34,861	36,713,723
Sub. Notes	A1	5.750%	01/02/13	20,437	21,411,804

KeyBank NA, Sub. Notes, MTN	Baa1	5.700%	08/15/12	1,300	1,347,415
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(c)	Aa3	4.375%	01/12/15	14,400	14,089,090
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN	Baa1	5.450%	02/05/13	15,220	15,083,431
Sr. Unsec’d. Notes, MTN(c)	Baa1	6.050%	08/15/12	1,665	1,680,285
Morgan Stanley,
Sr. Unsec’d. Notes	A2	3.450%	11/02/15	22,000	20,260,878
Sr. Unsec’d. Notes(c)	A2	3.800%	04/29/16	10,000	9,219,300
Sr. Unsec’d. Notes	A2	4.000%	07/24/15	17,000	16,452,600
Sr. Unsec’d. Notes	A2	4.200%	11/20/14	5,000	4,889,865
Sr. Unsec’d. Notes	A2	5.300%	03/01/13	7,810	7,875,213
Sr. Unsec’d. Notes	A2	5.375%	10/15/15	475	471,218
Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	9,590	9,544,697
Sr. Unsec’d. Notes, MTN	A2	6.000%	05/13/14	25,614	25,939,042
Sr. Unsec’d. Notes, Ser. G, MTN(c)	A2	4.100%	01/26/15	18,345	17,492,324
Sub. Notes	A3	4.750%	04/01/14	10,000	9,503,190
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	2.500%	01/08/13	10,000	10,116,060
National City Bank, Sub. Notes	A3	4.625%	05/01/13	3,350	3,486,265
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700%	11/13/14	7,900	8,039,593
PNC Funding Corp.,
Gtd. Notes(c)	A3	2.700%	09/19/16	21,950	21,951,866
Gtd. Notes	A3	3.000%	05/19/14	5,575	5,758,875
Gtd. Notes	A3	3.625%	02/08/15	4,575	4,799,225
Gtd. Notes	A3	4.250%	09/21/15	6,500	7,018,687
Gtd. Notes(c)	A3	5.400%	06/10/14	3,630	3,945,687
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	3,850	4,087,345
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes(c)	Aa3	3.250%	01/11/14	4,245	4,115,859
Gtd. Notes	Aa3	4.875%	03/16/15	10,000	9,791,140
Gtd. Notes, 144A, MTN	Aa3	4.875%	08/25/14	5,250	5,285,852
Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	16,125	16,050,664
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	04/19/16	3,055	2,943,144
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(c)	A2	3.200%	05/12/16	10,000	9,916,070
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	2.150%	07/22/13	9,500	9,717,265
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	11/05/12	610	634,119
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875%	06/10/14	2,500	2,641,730
UBS AG (Switzerland), Notes, Ser. DPNT, MTN	Aa3	3.875%	01/15/15	2,500	2,489,472
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16	10,000	10,150,020
US Bank NA, Sub. Notes	Aa3	6.300%	02/04/14	665	730,285
Wachovia Bank NA, Sub. Notes, MTN	A1	4.800%	11/01/14	10,700	11,417,339
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN(a)	A2	2.024%	05/01/13	5,000	5,077,365
Sr. Unsec’d. Notes, MTN	A2	5.500%	05/01/13	14,100	14,983,407
Sr. Unsec’d. Notes, MTN	A2	5.700%	08/01/13	4,900	5,240,560
Sub. Notes	A3	5.250%	08/01/14	7,650	8,025,730
Wells Fargo & Co.,
Sr. Unsec’d. Notes(c)	A2	3.676%	06/15/16	16,650	17,326,423
Sr. Unsec’d. Notes, Ser. I, MTN(c)	A2	3.750%	10/01/14	5,000	5,279,780
Sub. Notes	A3	5.000%	11/15/14	29,200	30,665,898
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(a)	Baa3	7.700%	12/29/49	500	500,000

Wells Fargo Capital XV, Ltd. Gtd. Notes(a)(c)	Baa3	9.750%	12/31/49	5,710	5,678,595
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	Aa2	4.200%	02/27/15	5,000	5,241,925

					1,276,692,581

Brokerage — 0.3%
BlackRock, Inc., Sr. Unsec’d. Notes(c)	A1	3.500%	12/10/14	5,980	6,354,240
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950%	06/01/14	2,150	2,349,542
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(e)	NR	5.250%	02/06/12	1,520	359,100
Sr. Unsec’d. Notes, MTN(e)	NR	5.625%	01/24/13	1,000	240,000
Sr. Unsec’d. Notes, MTN(e)	NR	6.000%	07/19/12	900	212,625
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes(c)	Baa2	5.000%	03/04/15	5,760	6,035,956

					15,551,463

Building Materials & Construction — 0.1%
CRH America, Inc., Gtd. Notes	Baa1	5.300%	10/15/13	2,000	2,096,134
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba2	6.875%	01/15/16	1,400	1,445,500

					3,541,634

Cable — 2.7%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	4,780	5,251,834
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	10,100	10,251,500
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	17,855	20,349,683
Comcast Holdings Corp., Gtd. Notes	Baa2	10.625%	07/15/12	3,000	3,207,462
COX Communications, Inc.,
Sr. Unsec’d. Notes (original cost $3,343,207; purchased 01/29/09-06/03/09)(c)(d)(f)	Baa2	5.450%	12/15/14	3,501	3,876,531
Sr. Unsec’d. Notes (original cost $4,505,440; purchased 8/17/10)(d)(f)	Baa2	5.500%	10/01/15	4,000	4,461,248
Unsec’d. Notes (original cost $2,059,317; purchased 12/11/09)(d)(f)	Baa2	4.625%	06/01/13	1,950	2,050,423
Unsec’d. Notes (original cost $840,536; purchased 08/19/09)(d)(f)	Baa2	7.125%	10/01/12	765	810,356
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14	4,000	4,315,000
DIRECTV Holdings LLC,
Gtd. Notes	Baa2	3.550%	03/15/15	1,560	1,626,944
Gtd. Notes	Baa2	4.750%	10/01/14	15,685	16,993,113
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes	Baa2	3.500%	03/01/16	22,950	23,680,384
Gtd. Notes	Baa2	7.625%	05/15/16	2,500	2,687,500
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	4,500	4,500,461
Echostar DBS Corp., Gtd. Notes(c)	Ba3	6.625%	10/01/14	5,400	5,460,750
Time Warner Cable, Inc.,
Gtd. Notes	Baa2	3.500%	02/01/15	6,600	6,862,951
Gtd. Notes	Baa2	7.500%	04/01/14	3,870	4,377,403
Gtd. Notes	Baa2	8.250%	02/14/14	17,095	19,429,647
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	8,700	9,483,000

					149,676,190

Capital Goods — 3.1%
3M Co., Sr. Unsec’d. Notes	Aa2	1.375%	09/29/16	10,000	9,945,910
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	A2	2.050%	08/01/16	36,150	36,401,640
Sr. Unsec’d. Notes, MTN	A2	4.850%	12/07/12	6,270	6,542,707
Sr. Unsec’d. Notes, MTN	A2	6.200%	09/30/13	455	499,763
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba3	7.625%	08/15/16	3,000	3,127,500

Danaher Corp., Sr. Unsec’d. Notes(c)	A2	2.300%	06/23/16	9,475	9,706,361
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125%	04/15/15	3,000	3,280,638
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $5,439,482; purchased 01/04/11)(d)(f)	Baa1	2.250%	01/10/14	5,450	5,480,656
Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(d)(f)	Baa1	2.750%	07/01/13	3,335	3,373,823
Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07-01/22/10)(d)(f)	Baa1	5.800%	10/15/12	5,900	6,147,670
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(d)(f)	Baa1	5.900%	11/15/15	1,000	1,122,535
Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)(d)(f)	Baa1	6.375%	10/15/17	1,011	1,172,000
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150%	04/01/14	2,000	2,189,626
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	3,500	3,826,298
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	A2	2.250%	06/07/16	16,340	16,595,803
Sr. Unsec’d. Notes, MTN	A2	2.950%	03/09/15	4,840	5,088,863
Sr. Unsec’d. Notes, MTN	A2	4.500%	04/03/13	2,500	2,640,832
Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A	A1	5.500%	02/16/12	508	515,294
Textron, Inc., Sr. Unsec’d. Notes	Baa3	6.200%	03/15/15	6,000	6,445,014
Timken Co. (The), Sr. Unsec’d. Notes	Baa2	6.000%	09/15/14	2,665	2,947,501
Tyco International Finance SA (Luxembourg),
Gtd. Notes	A3	3.375%	10/15/15	3,430	3,567,293
Gtd. Notes	A3	4.125%	10/15/14	1,100	1,169,404
Waste Management, Inc.,
Gtd. Notes	Baa3	2.600%	09/01/16	11,133	11,159,385
Gtd. Notes	Baa3	6.375%	11/15/12	7,730	8,186,070
Gtd. Notes	Baa3	6.375%	03/11/15	1,000	1,147,583
Xylem, Inc. Gtd. Notes, 144A	Baa2	3.550%	09/20/16	20,030	20,104,858

					172,385,027

Chemicals — 1.6%
Ashland, Inc., Gtd. Notes(c)	Baa3	9.125%	06/01/17	1,600	1,770,000
Chevron Phillips Chemical Co. LLC, Sr. Unsec’d. Notes, 144A	Baa1	7.000%	06/15/14	2,500	2,793,475
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	21,120	23,314,051
Sr. Unsec’d. Notes	Baa3	6.000%	10/01/12	476	497,725
Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	19,083	21,673,937
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes	A2	3.250%	01/15/15	6,670	7,097,474
Sr. Unsec’d. Notes	A2	5.000%	01/15/13	245	257,289
Eastman Chemical Co., Sr. Unsec’d. Notes	Baa2	3.000%	12/15/15	3,950	4,004,763
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	6,745	7,256,743

Lubrizol Corp., Gtd. Notes	Aa2	5.500%	10/01/14	5,860	6,575,910
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250%	05/15/14	7,000	7,704,074
PPG Industries, Inc.,
Sr. Unsec’d. Notes	Baa1	1.900%	01/15/16	4,665	4,644,390
Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,000	1,064,818

					88,654,649

Consumer — 0.8%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450%	10/15/12	8,079	8,426,946
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	404	447,373
Koninklijke Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625%	03/11/13	1,000	1,047,730

Procter & Gamble Co. (The),
Sr. Unsec’d. Notes(c)	Aa3	1.450%	08/15/16	10,625	10,625,935
Sr. Unsec’d. Notes	Aa3	3.500%	02/15/15	2,000	2,149,150
Unilever Capital Corp., Gtd. Notes(c)	A1	3.650%	02/15/14	2,800	2,978,923
VF Corp., Sr. Unsec’d. Notes	A3	5.950%	11/01/17	15,915	18,942,797
Whirlpool Corp., Unsec’d. Notes, MTN	Baa3	8.600%	05/01/14	3,000	3,421,761

					48,040,615

Electric — 6.7%
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.750%	03/01/14	2,000	2,040,000
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000%	10/15/14	2,000	2,082,906
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875%	05/15/14	5,000	5,655,655
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	2,640	2,645,770
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125%	07/01/13	950	1,022,481
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	A3	7.000%	03/01/14	4,310	4,855,030
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650%	12/15/13	3,300	3,579,220
CMS Energy Corp.,
Sr. Unsec’d. Notes	Ba1	2.750%	05/15/14	27,600	27,018,358
Sr. Unsec’d. Notes	Ba1	4.250%	09/30/15	25,144	24,738,654
Commonwealth Edison Co.,
First Mtge. Bonds	Baa1	1.950%	09/01/16	10,325	10,230,247
First Mtge. Bonds	Baa1	4.700%	04/15/15	10,000	11,005,630
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(c)	A3	5.550%	04/01/14	2,500	2,751,737
Consolidated Natural Gas Co., Sr. Unsec’d. Notes, Ser. C	Baa2	6.250%	11/01/11	5,000	5,021,899
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,500	1,593,241
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400%	12/01/13	2,000	2,209,124
Detroit Edison Co. (The),
Sr. Sec’d. Notes	A2	5.200%	10/15/12	5,000	5,224,525
Sr. Sec’d. Notes	A2	6.400%	10/01/13	1,000	1,099,728
Dominion Resources, Inc.,
Sr. Unsec’d. Notes(c)	Baa2	1.950%	08/15/16	10,100	10,054,328
Sr. Unsec’d. Notes(c)	Baa2	2.250%	09/01/15	5,000	5,075,360
Sr. Unsec’d. Notes, Ser. B	Baa2	6.250%	06/30/12	2,000	2,075,204
DTE Energy Co.,
Sr. Unsec’d. Notes(a)	Baa2	1.031%	06/03/13	5,800	5,789,548
Sr. Unsec’d. Notes	Baa2	7.625%	05/15/14	1,550	1,772,055
Duke Energy Corp.,
Sr. Unsec’d. Notes	Baa2	3.950%	09/15/14	5,000	5,311,640
Sr. Unsec’d. Notes	Baa2	5.650%	06/15/13	1,700	1,814,480
Sr. Unsec’d. Notes	Baa2	6.300%	02/01/14	17,850	19,789,974
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A(c)	Baa3	5.375%	11/02/12	4,500	4,342,896
ENEL Finance International SA (Luxembourg),
Gtd. Notes, 144A	A3	3.875%	10/07/14	15,080	14,715,230
Gtd. Notes, 144A	A3	5.700%	01/15/13	620	634,096

Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600%	06/01/15	2,475	2,582,888
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. B	Baa3	6.450%	11/15/11	25	25,149
FirstEnergy Solutions Corp., Gtd. Notes	Baa3	4.800%	02/15/15	4,200	4,453,945
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750%	08/15/13	3,330	3,387,359
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	A3	3.800%	09/11/14	11,025	11,004,163

Interstate Power & Light Co., Sr. Unsec’d. Notes	A3	3.300%	06/15/15	3,200	3,335,971
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	Baa2	2.125%	11/15/15	17,800	17,337,592
MidAmerican Energy Co., Sr. Unsec’d. Notes	A2	5.650%	07/15/12	2,175	2,254,792
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	3.150%	07/15/12	5,000	5,084,835
National Rural Utilities Cooperative Finance Corp.	A1	2.625%	09/16/12	3,200	3,257,926
Nevada Power Co., Genl. Ref. Mtge., Ser. L	Baa2	5.875%	01/15/15	23,350	26,089,305
Nextera Energy Capital Holdings, Inc.,
Gtd. Notes	Baa1	2.600%	09/01/15	8,300	8,408,564
Gtd. Notes	Baa1	5.350%	06/15/13	705	750,792
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553%	10/01/14	4,750	4,981,610
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	Baa1	5.950%	09/01/13	7,100	7,648,823
Sr. Sec’d. Notes	Baa1	6.375%	05/01/12	4,202	4,326,720
Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	3,000	3,429,909
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250%	12/01/13	13,500	14,899,180
PECO Energy Co., First Mtge. Bonds	A1	5.000%	10/01/14	2,685	2,957,173
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	3,400	3,742,458
PSEG Power LLC,
Gtd. Notes	Baa1	2.500%	04/15/13	9,190	9,306,796
Gtd. Notes	Baa1	6.950%	06/01/12	260	269,808
Sr. Unsec’d. Notes	Baa1	2.750%	09/15/16	16,085	16,012,682
Southern California Edison Co.	A1	5.750%	03/15/14	2,425	2,688,876
Southern Co. (The),
Sr. Unsec’d. Notes(c)	Baa1	1.950%	09/01/16	20,455	20,361,664
Sr. Unsec’d. Notes	Baa1	4.150%	05/15/14	1,500	1,598,686
TECO Finance, Inc.,
Gtd. Notes	Baa3	4.000%	03/15/16	4,000	4,216,700
Gtd. Notes	Baa3	6.572%	11/01/17	2,000	2,315,884
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750%	01/15/15	3,860	4,100,493
Virginia Electric and Power Co., Sr. Unsec’d. Notes	A3	5.100%	11/30/12	900	942,880
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A2	6.000%	04/01/14	435	486,983

					376,409,622

Energy — Integrated — 2.5%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	A2	3.125%	10/01/15	18,520	19,136,346
Gtd. Notes	A2	3.200%	03/11/16	8,375	8,731,164
Gtd. Notes(c)	A2	3.625%	05/08/14	6,800	7,137,865
Gtd. Notes	A2	3.875%	03/10/15	9,313	9,873,792
Gtd. Notes	A2	5.250%	11/07/13	17,610	18,961,303
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	8,875	9,567,596
ConocoPhillips,
Gtd. Notes	A1	4.600%	01/15/15	2,300	2,519,588
Gtd. Notes(c)	A1	4.750%	02/01/14	13,840	15,060,301
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500%	04/15/13	2,400	2,564,318

Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000%	02/15/14	9,680	10,808,562
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.250%	06/15/12	2,707	2,802,027
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	1,598	1,733,405
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000%	07/15/13	4,000	4,179,460
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	14,965	16,130,459

Statoil ASA (Norway),
Gtd. Notes	Aa2	2.900%	10/15/14	2,325	2,446,581
Gtd. Notes(c)	Aa2	3.875%	04/15/14	8,200	8,808,743

					140,461,510

Energy — Other — 1.9%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	8,445	9,473,804
Sr. Unsec’d. Notes(c)	Ba1	7.625%	03/15/14	9,500	10,679,150
Apache Corp., Sr. Unsec’d. Notes	A3	5.250%	04/15/13	1,405	1,495,621
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.257%	06/02/14	15,425	15,494,721
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa1	5.150%	02/01/13	880	926,116
Devon Energy Corp.,
Sr. Unsec’d. Notes	Baa1	2.400%	07/15/16	2,000	2,026,852
Sr. Unsec’d. Notes	Baa1	5.625%	01/15/14	9,843	10,794,257
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800%	05/01/14	5,495	6,016,184
Forest Oil Corp., Gtd. Notes	B1	8.500%	02/15/14	4,500	4,758,750
Marathon Petroleum Corp., Sr. Unsec’d. Notes, 144A(c)	Baa2	3.500%	03/01/16	4,300	4,433,235
Nabors Industries, Inc., Gtd. Notes	Baa2	5.375%	08/15/12	550	567,477
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.750%	02/15/17	17,285	17,155,051
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.950%	09/14/16	9,210	9,159,152
Weatherford International Ltd. (Bermuda), Gtd. Notes(c)	Baa2	5.150%	03/15/13	912	955,911
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa2	5.500%	02/15/16	4,850	5,282,358
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500%	11/10/14	4,800	5,096,395

					104,315,034

Foods — 6.4%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	Baa1	1.500%	07/14/14	6,450	6,495,924
Gtd. Notes	Baa1	3.000%	10/15/12	12,100	12,351,329
Gtd. Notes(c)	Baa1	5.375%	11/15/14	39,000	43,578,756
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	6,000	6,075,000
Bottling Group LLC, Gtd. Notes(c)	Aa3	6.950%	03/15/14	3,300	3,773,669
Bunge Ltd. Finance Corp.,
Gtd. Notes	Baa2	5.350%	04/15/14	4,400	4,643,483
Gtd. Notes	Baa2	5.875%	05/15/13	11,325	11,888,894
Coca-Cola Co. (The),
Sr. Notes, 144A	Aa3	1.800%	09/01/16	14,600	14,642,194
Sr. Unsec’d. Notes	Aa3	3.625%	03/15/14	2,700	2,878,502
Coca-Cola Refreshments USA, Inc.,
Sr. Unsec’d. Notes	A+(b)	4.250%	03/01/15	3,230	3,544,599
Sr. Unsec’d. Notes	A+(b)	7.375%	03/03/14	1,000	1,142,234
Sr. Unsec’d. Notes	A+(b)	8.500%	02/01/12	2,425	2,486,064
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	04/15/14	6,000	6,513,294
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	10/15/12	7,180	7,491,914

Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875%	02/01/14	11,263	12,272,863
Diageo Capital PLC (United Kingdom),
Gtd. Notes	A3	5.200%	01/30/13	4,045	4,264,110
Gtd. Notes	A3	7.375%	01/15/14	12,195	13,852,679
Dr Pepper Snapple Group, Inc.,
Gtd. Notes	Baa1	2.350%	12/21/12	9,250	9,389,435
Gtd. Notes	Baa1	2.900%	01/15/16	5,350	5,524,576
Gtd. Notes	Baa1	6.120%	05/01/13	1,000	1,073,056

General Mills, Inc.,
Sr. Unsec’d. Notes	Baa1	5.200%	03/17/15	1,000	1,121,145
Sr. Unsec’d. Notes(c)	Baa1	5.250%	08/15/13	1,210	1,304,713
Sr. Unsec’d. Notes	Baa1	5.650%	09/10/12	2,981	3,112,441
Sr. Unsec’d. Notes, MTN	Baa1	8.022%	02/05/13	3,000	3,263,355
H.J. Heinz Co.,
Sr. Unsec’d. Notes	Baa2	2.000%	09/12/16	6,000	6,017,400
Sr. Unsec’d. Notes	Baa2	5.350%	07/15/13	1,100	1,185,023
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000%	04/01/13	575	609,311
International CCE, Inc., Sr. Unsec’d. Notes	A3	2.125%	09/15/15	10,000	10,055,460
Kellogg Co., Sr. Unsec’d. Notes(c)	A3	5.125%	12/03/12	1,265	1,325,546
Kraft Foods, Inc.,
Sr. Unsec’d. Notes	Baa2	4.125%	02/09/16	10,250	10,914,866
Sr. Unsec’d. Notes	Baa2	5.625%	11/01/11	413	414,518
Sr. Unsec’d. Notes	Baa2	6.000%	02/11/13	16,685	17,674,137
Sr. Unsec’d. Notes	Baa2	6.250%	06/01/12	1,315	1,361,535
Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	1,000	1,116,305
Unsec’d. Notes	Baa2	5.250%	10/01/13	15,750	16,805,612
Kroger Co. (The),
Gtd. Notes	Baa2	5.000%	04/15/13	2,570	2,701,116
Gtd. Notes	Baa2	6.200%	06/15/12	4,750	4,912,184
Gtd. Notes	Baa2	7.500%	01/15/14	9,385	10,616,537
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250%	09/01/13	1,150	1,243,009
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500%	11/01/14	13,335	13,981,294
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550%	06/15/15	4,393	5,186,688
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.375%	02/15/14	1,000	1,083,704
PepsiCo, Inc.,
Sr. Unsec’d. Notes	Aa3	0.800%	08/25/14	13,845	13,774,958
Sr. Unsec’d. Notes(c)	Aa3	2.500%	05/10/16	12,000	12,423,780
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500%	08/15/13	1,643	1,762,929
Safeway, Inc.,
Sr. Unsec’d. Notes	Baa2	5.800%	08/15/12	2,845	2,954,160
Sr. Unsec’d. Notes	Baa2	6.250%	03/15/14	4,020	4,474,111
Sara Lee Corp., Sr. Unsec’d. Notes	Baa1	3.875%	06/15/13	13,405	13,911,642
Smithfield Foods, Inc., Sr. Sec’d. Notes(c)	Ba2	10.000%	07/15/14	3,500	3,972,500
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550%	09/22/15	6,810	6,939,492
Yum! Brands, Inc.,
Sr. Unsec’d. Notes(c)	Baa3	4.250%	09/15/15	2,500	2,682,990
Sr. Unsec’d. Notes	Baa3	7.700%	07/01/12	4,325	4,527,734

					357,312,770

Gaming — 0.1%
MGM Resorts International, Sr. Sec’d. Notes(c)	Ba3	13.000%	11/15/13	5,915	6,743,100

Healthcare & Pharmaceutical — 5.5%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	11,040	11,589,119
AmerisourceBergen Corp., Gtd. Notes	Baa2	5.625%	09/15/12	5,600	5,824,890
Amgen, Inc., Sr. Unsec’d. Notes(c)	A3	2.300%	06/15/16	9,975	10,212,964
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000%	03/01/14	1,990	2,130,647

Biogen Idec, Inc., Sr. Unsec’d. Notes	Baa3	6.000%	03/01/13	10,870	11,499,993
Boston Scientific Corp.,
Sr. Unsec’d. Notes	Ba1	4.500%	01/15/15	9,850	10,292,521
Sr. Unsec’d. Notes	Ba1	5.450%	06/15/14	9,870	10,618,926
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	Baa3	5.500%	06/15/13	3,250	3,480,578
Sr. Unsec’d. Notes	Baa3	5.650%	06/15/12	7,865	8,114,313

CareFusion Corp.,
Sr. Unsec’d. Notes	Baa3	4.125%	08/01/12	4,690	4,795,473
Sr. Unsec’d. Notes(c)	Baa3	5.125%	08/01/14	16,475	17,938,820
Celgene Corp., Sr. Unsec’d. Notes	Baa2	2.450%	10/15/15	6,840	6,906,068
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	5.450%	10/15/12	2,400	2,513,350
Express Scripts, Inc.,
Gtd. Notes(c)	Baa3	3.125%	05/15/16	7,300	7,370,876
Gtd. Notes	Baa3	5.250%	06/15/12	12,750	13,091,968
Gtd. Notes	Baa3	6.250%	06/15/14	8,812	9,699,465
Genzyme Corp., Gtd. Notes	A2	3.625%	06/15/15	7,200	7,700,018
HCA, Inc., Sr. Unsec’d. Notes	B3	6.300%	10/01/12	5,000	5,050,000
Hospira, Inc.,
Sr. Unsec’d. Notes	Baa3	5.900%	06/15/14	5,420	5,938,965
Sr. Unsec’d. Notes, Ser. G	Baa3	6.400%	05/15/15	2,200	2,490,523
Life Technologies Corp., Sr. Unsec’d. Notes	Ba1	3.500%	01/15/16	14,150	14,404,233
McKesson Corp.,
Sr. Unsec’d. Notes(c)	Baa2	3.250%	03/01/16	2,310	2,435,359
Sr. Unsec’d. Notes	Baa2	5.250%	03/01/13	2,765	2,926,418
Sr. Unsec’d. Notes	Baa2	6.500%	02/15/14	5,910	6,604,856
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes	Baa3	2.750%	09/15/15	3,355	3,373,973
Sr. Unsec’d. Notes	Baa3	6.125%	03/15/13	11,782	12,504,496
Sr. Unsec’d. Notes	Baa3	7.250%	08/15/13	2,000	2,188,732
Medtronic, Inc.,
Sr. Unsec’d. Notes	A1	3.000%	03/15/15	9,770	10,343,821
Sr. Unsec’d. Notes	A1	4.500%	03/15/14	1,000	1,083,997
Novartis Capital Corp.,
Gtd. Notes(c)	Aa2	2.900%	04/24/15	10,000	10,583,060
Gtd. Notes	Aa2	4.125%	02/10/14	2,525	2,715,034
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	2,300	2,620,360
Roche Holdings, Inc., Gtd. Notes, 144A	A1	5.000%	03/01/14	2,012	2,212,212
Sanofi (France), Sr. Unsec’d. Notes	A2	1.200%	09/30/14	7,155	7,167,986
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes	A2	2.625%	03/29/16	9,380	9,704,482
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750%	07/15/14	4,700	5,012,357
Stryker Corp., Sr. Unsec’d. Notes	A3	2.000%	09/30/16	8,085	8,123,986
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes(c)	A3	5.550%	02/01/16	5,000	5,720,600
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	A3	2.150%	12/28/12	1,180	1,199,400
Sr. Unsec’d. Notes(c)	A3	2.250%	08/15/16	24,450	24,790,637
Sr. Unsec’d. Notes	A3	3.200%	03/01/16	9,910	10,409,841
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	08/15/14	4,000	4,329,892
Wyeth, Gtd. Notes	A1	5.500%	02/01/14	3,000	3,302,655

					311,017,864

Healthcare Insurance — 0.9%
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	2,856	2,862,531

Coventry Health Care, Inc.,
Sr. Unsec’d. Notes	Baa3	5.875%	01/15/12	8,900	8,990,121
Sr. Unsec’d. Notes	Baa3	5.950%	03/15/17	4,100	4,594,362
Sr. Unsec’d. Notes	Baa3	6.300%	08/15/14	5,000	5,482,365
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450%	06/01/16	3,500	3,961,024
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	A3	4.875%	02/15/13	921	966,496
Sr. Unsec’d. Notes	A3	4.875%	04/01/13	4,150	4,368,170
Sr. Unsec’d. Notes	A3	5.500%	11/15/12	4,000	4,198,628

WellPoint, Inc.,
Sr. Unsec’d. Notes	Baa1	6.000%	02/15/14	12,833	14,181,979
Sr. Unsec’d. Notes	Baa1	6.800%	08/01/12	738	773,921

					50,379,597

Insurance — 3.9%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	5,090	5,780,738
Allstate Corp. (The),
Sr. Unsec’d. Notes	A3	5.000%	08/15/14	3,795	4,152,356
Sr. Unsec’d. Notes	A3	6.200%	05/16/14	1,750	1,951,990
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%	04/30/13	5,875	6,226,372
American International Group, Inc.,
Sr. Unsec’d. Notes(c)	Baa1	3.650%	01/15/14	6,845	6,674,101
Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	4,500	4,489,155
Sr. Unsec’d. Notes	Baa1	4.875%	09/15/16	6,375	6,111,700
Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	5,000	4,892,755
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.600%	10/18/16	2,500	2,473,220
AON Corp.,
Sr. Unsec’d. Notes(c)	Baa2	3.125%	05/27/16	4,665	4,666,288
Sr. Unsec’d. Notes	Baa2	3.500%	09/30/15	7,315	7,549,278
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	5,180	5,522,196
Berkshire Hathaway Finance Corp.,
Gtd. Notes	Aa2	4.600%	05/15/13	1,000	1,054,343
Gtd. Notes	Aa2	5.000%	08/15/13	1,325	1,422,366
Chubb Corp. (The), Sr. Unsec’d. Notes	A2	5.200%	04/01/13	570	600,902
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150%	10/15/15	4,639	4,921,895
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	Baa3	4.000%	03/30/15	16,425	16,522,778
Sr. Unsec’d. Notes	Baa3	5.250%	10/15/11	405	405,636
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	Baa2	7.250%	09/01/12	4,800	4,974,533
Sr. Unsec’d. Notes, 144A	Baa2	5.750%	03/15/14	4,955	5,162,065
Sr. Unsec’d. Notes, 144A	Baa2	6.700%	08/15/16	3,135	3,393,393
Lincoln National Corp.,
Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	7,135	7,508,417
Sr. Unsec’d. Notes(c)	Baa2	4.750%	02/15/14	3,255	3,433,009
Sr. Unsec’d. Notes	Baa2	5.650%	08/27/12	7,800	8,091,767
Sr. Unsec’d. Notes	Baa2	6.200%	12/15/11	7,750	7,822,959
Massmutual Global Funding II,
Sr. Sec’d. Notes, 144A	Aa2	2.875%	04/21/14	5,000	5,152,235
Sr. Sec’d. Notes, 144A	Aa2	3.625%	07/16/12	2,750	2,807,238
MetLife, Inc.,
Sr. Unsec’d. Notes(c)	A3	2.375%	02/06/14	8,730	8,881,623
Sr. Unsec’d. Notes	A3	5.000%	06/15/15	5,000	5,477,595
Sr. Unsec’d. Notes	A3	5.500%	06/15/14	1,500	1,642,467
Sr. Unsec’d. Notes	A3	6.125%	12/01/11	5,000	5,039,960
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A	Aa3	2.500%	09/29/15	6,645	6,695,801
Sr. Sec’d. Notes, 144A	Aa3	2.875%	09/17/12	10,000	10,158,500
Sr. Sec’d. Notes, 144A, MTN	Aa3	5.125%	04/10/13	9,500	9,971,371
New York Life Global Funding, Sr. Sec’d. Notes, 144A	Aaa	3.000%	05/04/15	1,275	1,325,306
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	6,840	7,216,939
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300%	04/24/13	500	530,104

Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375%	01/15/12	875	885,883
TIAA Global Markets, Inc., Sr. Unsec’d. Notes, 144A, MTN	Aa1	5.125%	10/10/12	3,550	3,684,378
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes, MTN	A2	5.375%	06/15/12	925	950,454
Sr. Unsec’d. Notes	A2	5.500%	12/01/15	3,855	4,325,160
Willis Group Holdings PLC (Ireland), Gtd. Notes(c)	Baa3	4.125%	03/15/16	4,065	4,132,129
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	7,375	7,484,718

XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	6,300	6,559,554

					218,725,627

Lodging — 0.8%
Host Hotels & Resorts LP, Gtd. Notes(c)	BB+(b)	6.875%	11/01/14	4,750	4,690,625
Marriott International, Inc.,
Sr. Unsec’d. Notes	Baa2	4.625%	06/15/12	10,700	10,925,481
Sr. Unsec’d. Notes(c)	Baa2	6.375%	06/15/17	5,000	5,750,505
Sr. Unsec’d. Notes, Ser. J	Baa2	5.625%	02/15/13	4,845	5,036,004
Sheraton Holding Corp., Gtd. Notes	Ba1	7.375%	11/15/15	10,890	11,733,975
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd. Notes	Ba1	7.875%	05/01/12	1,000	1,020,000
Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,046	1,077,380
Sr. Unsec’d. Notes(c)	Ba1	7.875%	10/15/14	6,000	6,480,000

					46,713,970

Media & Entertainment — 2.2%
CBS Corp., Gtd. Notes(c)	Baa2	8.200%	05/15/14	12,728	14,631,243
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	4,000	4,010,000
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	6,000	6,615,000
LIN Television Corp., Gtd. Notes	B3	6.500%	05/15/13	6,000	5,850,000
NBC Universal Media LLC,
Sr. Unsec’d. Notes(c)	Baa2	2.100%	04/01/14	7,830	7,948,578
Sr. Unsec’d. Notes	Baa2	3.650%	04/30/15	22,785	23,971,643
News America Holdings, Inc., Gtd. Notes	Baa1	8.000%	10/17/16	12,865	15,385,382
Time Warner, Inc., Gtd. Notes	Baa2	3.150%	07/15/15	13,200	13,652,892
Viacom, Inc.,
Sr. Unsec’d. Notes	Baa1	4.250%	09/15/15	4,195	4,515,200
Sr. Unsec’d. Notes	Baa1	4.375%	09/15/14	16,850	18,004,579
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	6,800	7,173,871

					121,758,388

Metals — 2.3%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A	Baa1	2.150%	09/27/13	3,575	3,564,407
Gtd. Notes, 144A(c)	Baa1	9.375%	04/08/14	5,080	5,901,350
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes(c)	Baa3	3.750%	03/01/16	6,330	5,820,454
Sr. Unsec’d. Notes(c)	Baa3	5.375%	06/01/13	10,300	10,510,192
Sr. Unsec’d. Notes(c)	Baa3	9.000%	02/15/15	2,395	2,633,528
Barrick Gold Financeco LLC (Canada), Gtd. Notes, MTN	Baa1	6.125%	09/15/13	10,130	11,072,779
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes(c)	A1	5.250%	12/15/15	3,000	3,436,131
Gtd. Notes	A1	5.500%	04/01/14	10,900	11,973,029
Metals USA, Inc., Sr. Sec’d. Notes(c)	B3	11.125%	12/01/15	7,600	7,733,000
Noranda, Inc. (Canada),
Gtd. Notes(c)	Baa2	7.250%	07/15/12	2,490	2,597,608
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000%	06/01/13	750	799,876
Rio Tinto Alcan, Inc. (Canada),
Sr. Unsec’d. Notes	A-(b)	4.500%	05/15/13	8,200	8,582,776
Sr. Unsec’d. Notes(c)	A-(b)	4.875%	09/15/12	3,850	3,972,068

Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes	A3	2.500%	05/20/16	4,235	4,281,577
Gtd. Notes	A3	8.950%	05/01/14	26,975	31,900,122
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	9.750%	05/15/14	3,313	3,926,700
U.S. Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,300	2,311,500
Xstrata Canada Corp. (Canada), Gtd. Notes	Baa2	7.350%	06/05/12	5,460	5,666,923

					126,684,020

Non-Captive Finance — 2.9%
CIT Group, Inc., Sec’d. Notes, 144A(c)	B2	7.000%	05/02/17	6,000	5,820,000
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,550	2,622,611
General Electric Capital Corp.,
Notes, Ser. G, MTN	Aa2	5.250%	10/19/12	4,000	4,181,360
Sr. Unsec’d. Notes(c)	Aa2	2.100%	01/07/14	20,000	20,119,440
Sr. Unsec’d. Notes, MTN(c)	Aa2	2.250%	11/09/15	10,500	10,378,956
Sr. Unsec’d. Notes, MTN	Aa2	2.800%	01/08/13	10,000	10,172,140
Sr. Unsec’d. Notes, MTN(c)	Aa2	2.950%	05/09/16	19,090	19,132,112
Sr. Unsec’d. Notes, MTN	Aa2	4.800%	05/01/13	16,000	16,803,392
Sr. Unsec’d. Notes, MTN	Aa2	4.875%	03/04/15	16,700	17,832,711
Sr. Unsec’d. Notes(c)	Aa2	5.900%	05/13/14	16,000	17,491,584
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14	1,910	1,910,000
Sr. Unsec’d. Notes(c)	B1	5.750%	05/15/16	3,750	3,333,052
Sr. Unsec’d. Notes	B1	6.375%	03/25/13	1,750	1,701,875
SLM Corp.,
Sr. Notes, MTN	Ba1	6.250%	01/25/16	3,490	3,425,554
Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	3,000	2,894,766
Sr. Unsec’d. Notes, MTN	Ba1	5.125%	08/27/12	9,420	9,415,686
Sr. Unsec’d. Notes, MTN	Ba1	5.400%	10/25/11	7,750	7,749,933
Sr. Unsec’d. Notes, Ser. A, MTN(c)	Ba1	5.000%	10/01/13	2,150	2,104,588
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.375%	01/15/13	6,165	6,165,284

					163,255,044

Packaging — 0.3%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650%	08/01/14	3,775	4,089,635
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	5.625%	07/15/13	15,000	15,672,540

					19,762,175

Paper — 0.4%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $11,040,188; purchased 06/03/11)(d)(f)	Baa3	7.125%	01/15/17	10,330	10,824,993
International Paper Co.,
Sr. Unsec’d. Notes	Baa3	5.250%	04/01/16	4,500	4,795,996
Sr. Unsec’d. Notes	Baa3	7.400%	06/15/14	3,000	3,327,684
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	2,500	2,662,500

					21,611,173

Pipelines & Other — 1.5%
Atmos Energy Corp.,
Sr. Unsec’d. Notes	Baa1	4.950%	10/15/14	950	1,034,330
Sr. Unsec’d. Notes	Baa1	5.125%	01/15/13	5,000	5,241,215
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	9.700%	12/01/13	2,620	3,004,108
Energy Transfer Partners LP,
Sr. Unsec’d. Notes	Baa3	5.650%	08/01/12	3,750	3,865,200
Sr. Unsec’d. Notes	Baa3	8.500%	04/15/14	2,500	2,836,593
Enterprise Products Operating LLC,
Gtd. Notes	Baa3	3.700%	06/01/15	5,000	5,221,075
Gtd. Notes	Baa3	4.600%	08/01/12	8,075	8,285,774
Gtd. Notes, Ser. M	Baa3	5.650%	04/01/13	5,000	5,288,835

Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes	Baa2	3.500%	03/01/16	14,961	15,349,417
Sr. Unsec’d. Notes(c)	Baa2	5.625%	02/15/15	3,600	3,988,868
Sr. Unsec’d. Notes	Baa2	5.850%	09/15/12	1,050	1,092,653
NiSource Finance Corp., Gtd. Notes	Baa3	6.150%	03/01/13	600	635,155
ONEOK Partners LP, Gtd. Notes	Baa2	5.900%	04/01/12	600	613,244
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	4.250%	09/01/12	5,275	5,422,700
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.000%	03/15/14	8,710	8,799,861
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000%	06/15/13	2,750	2,878,070
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa2	8.875%	07/15/12	1,000	1,057,958

Williams Partners LP, Sr. Unsec’d. Notes	Baa3	3.800%	02/15/15	8,300	8,659,772

					83,274,828

Railroads — 0.8%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	A3	4.875%	01/15/15	5,000	5,509,295
Sr. Unsec’d. Notes	A3	5.900%	07/01/12	445	460,194
Sr. Unsec’d. Notes	A3	6.875%	02/15/16	2,000	2,341,452
Sr. Unsec’d. Notes	A3	7.000%	02/01/14	5,000	5,652,940
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400%	03/15/13	7,150	7,511,054
CSX Corp.,
Sr. Unsec’d. Notes	Baa3	5.300%	02/15/14	4,000	4,363,540
Sr. Unsec’d. Notes	Baa3	5.750%	03/15/13	675	717,497
Sr. Unsec’d. Notes	Baa3	6.250%	04/01/15	2,000	2,307,868
Sr. Unsec’d. Notes	Baa3	6.300%	03/15/12	1,900	1,944,325
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257%	09/17/14	3,000	3,290,463
Union Pacific Corp.,
Sr. Unsec’d. Notes	Baa2	5.125%	02/15/14	3,000	3,270,765
Sr. Unsec’d. Notes(c)	Baa2	5.450%	01/31/13	4,145	4,392,112
Sr. Unsec’d. Notes	Baa2	6.500%	04/15/12	1,500	1,542,704

					43,304,209

Real Estate Investment Trusts — 2.0%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/15/12	590	596,694
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	163	165,275
Camden Property Trust, Sr. Unsec’d. Notes(c)	Baa1	5.875%	11/30/12	4,575	4,749,234
Duke Realty LP,
Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13	3,000	3,132,621
Sr. Unsec’d. Notes(c)	Baa2	7.375%	02/15/15	4,535	4,928,597
ERP Operating LP,
Sr. Unsec’d. Notes	Baa1	5.500%	10/01/12	6,810	7,069,972
Sr. Unsec’d. Notes	Baa1	6.625%	03/15/12	4,000	4,093,784
HCP, Inc., Sr. Unsec’d. Notes(c)	Baa2	2.700%	02/01/14	3,565	3,512,138
Hospitality Properties Trust,
Sr. Unsec’d. Notes	Baa2	6.750%	02/15/13	13,000	13,313,937
Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	3,300	3,581,939
Kilroy Realty LP, Gtd. Notes	Baa3	5.000%	11/03/15	2,675	2,776,891
Liberty Property LP,
Sr. Unsec’d. Notes	Baa2	5.650%	08/15/14	7,955	8,673,145
Sr. Unsec’d. Notes	Baa2	6.375%	08/15/12	1,350	1,395,638
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600%	06/15/13	8,495	8,847,305
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	3,890	3,961,284
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.950%	09/15/16	1,700	1,875,547

Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	5,275	5,359,606
Simon Property Group LP,
Sr. Unsec’d. Notes(c)	A3	4.200%	02/01/15	2,280	2,405,899
Sr. Unsec’d. Notes	A3	5.100%	06/15/15	4,000	4,309,228
Sr. Unsec’d. Notes	A3	5.250%	12/01/16	5,800	6,318,126
Sr. Unsec’d. Notes	A3	5.750%	12/01/15	5,088	5,614,287
Sr. Unsec’d. Notes(c)	A3	6.750%	05/15/14	4,975	5,548,200
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa2	3.125%	11/30/15	2,830	2,797,220
WEA Finance LLC / WT Finance Australia Ltd., Gtd. Notes, 144A	A2	7.500%	06/02/14	5,043	5,625,522

					110,652,089

Retailers — 2.8%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	01/15/15	3,200	3,520,115

CVS Caremark Corp.,
Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	17,500	18,417,787
Sr. Unsec’d. Notes(c)	Baa2	4.875%	09/15/14	2,000	2,184,736
Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	3,976	4,598,602
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117%	01/10/13	5,851	6,085,494
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,969	1,971,461
Home Depot, Inc. (The),
Sr. Unsec’d. Notes(c)	A3	5.250%	12/16/13	10,280	11,179,048
Sr. Unsec’d. Notes(c)	A3	5.400%	03/01/16	17,406	19,694,593
J.C. Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	9.000%	08/01/12	8,975	9,446,188
Macy’s Retail Holdings, Inc.,
Gtd. Notes	Ba1	5.350%	03/15/12	11,445	11,621,104
Gtd. Notes	Ba1	5.750%	07/15/14	5,471	5,843,499
Gtd. Notes	Ba1	5.900%	12/01/16	8,600	9,438,706
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	06/01/14	13,433	15,179,948
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	B2	9.250%	11/15/14	1,000	1,020,000
Target Corp., Unsec’d. Notes(c)	A2	5.875%	07/15/16	4,300	5,109,905
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	7,140	7,818,800
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(g)	Aa2	1.500%	10/25/15	21,530	21,709,754

					154,839,740

Technology — 3.0%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750%	11/15/14	3,550	3,763,710
Applied Materials, Inc., Sr. Unsec’d. Notes	A3	2.650%	06/15/16	2,415	2,474,257
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	1,625	1,608,323
Broadcom Corp., Sr. Unsec’d. Notes, 144A	A2	1.500%	11/01/13	4,735	4,744,238
CA, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	12/01/14	7,000	7,783,552
Computer Sciences Corp., Sr. Unsec’d. Notes	Baa1	5.500%	03/15/13	7,600	7,959,647
Dell, Inc.,
Sr. Unsec’d. Notes	A2	2.100%	04/01/14	365	372,417
Sr. Unsec’d. Notes	A2	3.375%	06/15/12	9,000	9,156,492
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	A2	6.000%	08/01/13	4,000	4,288,952
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450%	12/01/14	2,400	2,557,034
Fiserv, Inc.,
Gtd. Notes	Baa2	3.125%	10/01/15	1,670	1,699,963
Gtd. Notes	Baa2	3.125%	06/15/16	2,170	2,196,181
Hewlett-Packard Co.,
Sr. Unsec’d. Notes	A2	2.350%	03/15/15	15,000	15,045,420
Sr. Unsec’d. Notes	A2	4.750%	06/02/14	10,000	10,743,800
Sr. Unsec’d. Notes	A2	6.125%	03/01/14	2,800	3,061,024

International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	1.950%	07/22/16	29,165	29,421,244
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	575	585,451
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	Baa1	3.450%	06/14/13	3,500	3,610,320
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa2	8.000%	11/01/11	5,420	5,449,877
Oracle Corp., Sr. Unsec’d. Notes(c)	A1	3.750%	07/08/14	6,005	6,467,085
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes(c)	Ba1	6.375%	10/01/11	3,350	3,350,309
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	4,836	5,416,320
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	3,150	3,559,500

Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.110%	05/16/14	6,460	6,401,317
Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	9,200	9,731,558
Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	5,664	5,820,808
Sr. Unsec’d. Notes	Baa2	8.250%	05/15/14	9,280	10,565,150

					167,833,949

Telecommunications — 7.8%
ALLTEL Corp., Debs.	A-(b)	6.500%	11/01/13	4,000	4,376,016
America Movil SAB de CV (Mexico),
Gtd. Notes(c)	A2	2.375%	09/08/16	19,770	19,117,590
Gtd. Notes	A2	3.625%	03/30/15	7,200	7,452,000
Gtd. Notes	A2	5.500%	03/01/14	6,350	6,865,938
Gtd. Notes	A2	5.750%	01/15/15	2,600	2,860,000
AT&T Corp., Gtd. Notes(h)	A2	7.300%	11/15/11	6,685	6,735,341
AT&T, Inc.,
Sr. Unsec’d. Notes(c)	A2	2.400%	08/15/16	16,925	17,081,607
Sr. Unsec’d. Notes	A2	2.500%	08/15/15	29,840	30,505,402
Sr. Unsec’d. Notes	A2	2.950%	05/15/16	15,420	15,911,898
Sr. Unsec’d. Notes(c)	A2	4.950%	01/15/13	1,770	1,853,792
Sr. Unsec’d. Notes	A2	5.100%	09/15/14	2,750	3,020,056
Sr. Unsec’d. Notes	A2	5.625%	06/15/16	8,000	9,120,352
Sr. Unsec’d. Notes	A2	6.700%	11/15/13	10,800	11,997,428
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Baa2	5.150%	01/15/13	1,000	1,045,818
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes(c)	A2	5.550%	02/01/14	18,100	19,802,160
Sr. Unsec’d. Notes	A2	7.375%	11/15/13	9,350	10,486,240
CenturyLink, Inc.,
Sr. Unsec’d. Notes(c)	Baa3	5.150%	06/15/17	10,450	9,811,004
Sr. Unsec’d. Notes, Ser. M	Baa3	5.000%	02/15/15	5,240	5,208,041
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. L	Baa3	7.875%	08/15/12	4,000	4,170,212
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes	Baa1	5.250%	07/22/13	5,000	5,280,385
Gtd. Notes	Baa1	5.875%	08/20/13	10,001	10,700,090
Embarq Corp., Sr. Unsec’d. Notes (original cost $7,262,044; purchased 06/04/07-01/28/10)(d)(f)	Baa3	6.738%	06/01/13	7,365	7,653,936
France Telecom SA (France),
Sr. Unsec’d. Notes	A3	2.125%	09/16/15	4,360	4,315,402
Sr. Unsec’d. Notes	A3	2.750%	09/14/16	15,225	15,107,935
Sr. Unsec’d. Notes	A3	4.375%	07/08/14	5,720	6,103,640
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	17,970	18,695,215
Qwest Corp.,
Sr. Unsec’d. Notes(a)	Baa3	3.597%	06/15/13	8,000	8,020,000
Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	22,184	22,932,710
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	6.250%	06/15/13	5,535	5,992,180
Sprint Capital Corp., Gtd. Notes	B1	8.375%	03/15/12	4,000	4,040,000
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes	Baa2	4.950%	09/30/14	9,192	8,854,525
Gtd. Notes	Baa2	5.250%	11/15/13	13,735	13,425,619
Gtd. Notes(c)	Baa2	6.175%	06/18/14	5,625	5,597,775
Telefonica Emisiones SAU (Spain),
Gtd. Notes	Baa1	2.582%	04/26/13	10,700	10,354,700
Gtd. Notes	Baa1	3.992%	02/16/16	13,780	13,112,015
Gtd. Notes	Baa1	4.949%	01/15/15	5,275	5,204,283
Gtd. Notes	Baa1	5.855%	02/04/13	5,000	5,089,170
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(c)	A3	3.000%	04/01/16	19,250	20,133,267
Sr. Unsec’d. Notes	A3	4.350%	02/15/13	6,720	7,013,798
Verizon Florida LLC, Sr. Unsec’d. Notes, Ser. F	A-(b)	6.125%	01/15/13	9,500	10,065,754
Verizon New York, Inc., Sr. Unsec’d. Notes, Ser. A	A-(b)	6.875%	04/01/12	10,000	10,290,600
Verizon Virginia, Inc., Sr. Unsec’d. Notes, Ser. A	A-(b)	4.625%	03/15/13	6,350	6,636,734

Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes(c)	A3	4.150%	06/10/14	10,976	11,791,868
Sr. Unsec’d. Notes(c)	A3	5.000%	09/15/15	5,175	5,761,385
Sr. Unsec’d. Notes(c)	A3	5.350%	02/27/12	2,035	2,071,707
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	7,000	7,367,500

					439,033,088

Tobacco — 1.7%
Altria Group, Inc.,
Gtd. Notes	Baa1	4.125%	09/11/15	5,430	5,811,555
Gtd. Notes(c)	Baa1	7.750%	02/06/14	15,150	17,257,289
Gtd. Notes	Baa1	8.500%	11/10/13	15,800	18,020,153
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	8,455	8,466,651
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	A2	2.500%	05/16/16	13,250	13,659,942
Sr. Unsec’d. Notes(c)	A2	4.875%	05/16/13	7,500	7,957,312
Sr. Unsec’d. Notes	A2	6.875%	03/17/14	3,500	3,971,901
Reynolds American, Inc.,
Gtd. Notes	Baa3	6.750%	06/15/17	10,400	11,986,853
Gtd. Notes	Baa3	7.250%	06/01/13	2,750	3,000,209
Gtd. Notes	Baa3	7.300%	07/15/15	2,450	2,847,444
Gtd. Notes	Baa3	7.625%	06/01/16	3,000	3,591,597

					96,570,906

TOTAL CORPORATE BONDS (cost $5,032,637,466)					5,108,468,341

FOREIGN AGENCIES — 0.6%
EDF SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500%	01/26/14	6,725	7,203,033
Export-Import Bank of Korea (South Korea),	A1	5.875%	01/14/15	5,000	5,316,650
GAZ Capital SA (Luxembourg), Sec’d. Notes, 144A	Baa1	8.125%	07/31/14	4,200	4,462,500
Korea Development Bank (South Korea),	A1	4.375%	08/10/15	3,800	3,884,463
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	2,000	2,158,948
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375%	07/30/14	5,000	5,290,170
Petrobras International Finance Co. — PIFCo. (Cayman Islands), Gtd. Notes	A3	3.875%	01/27/16	4,100	4,067,200

TOTAL FOREIGN AGENCIES (cost $30,936,621)					32,382,964

FOREIGN LOCAL GOVERNMENT — 0.2%
Province of Ontario Canada (Canada) (cost $11,496,010)(c)	Aa1	2.700%	06/16/15	11,500	12,084,660

MUNICIPAL BONDS — 0.4%
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350%	02/01/14	2,000	2,163,020
State of California GO Var. Purp.	A1	4.850%	10/01/14	3,200	3,447,040
State of California GO Var. Purp. 3	A1	5.250%	04/01/14	7,750	8,445,252
State of Illinois	A1	2.766%	01/01/12	9,300	9,347,616

TOTAL MUNICIPAL BONDS (cost $22,293,576)					23,402,928

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes(c)		0.125%	08/31/13	62,775	62,620,511
U.S. Treasury Notes		0.250%	09/15/14	6,765	6,731,716
U.S. Treasury Notes		1.000%	08/31/16	1,495	1,498,738
U.S. Treasury Notes		1.000%	09/30/16	1,290	1,291,909

TOTAL U.S. TREASURY OBLIGATIONS (cost $72,186,417)					72,142,874

PREFERRED STOCKS — 0.1%

	Shares
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a)	132,000	3,486,120
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(a)	71,000	1,811,210

TOTAL PREFERRED STOCKS (cost $5,240,750)		5,297,330

TOTAL LONG-TERM INVESTMENTS (cost $5,451,780,752)		5,527,486,331

SHORT-TERM INVESTMENT — 10.9%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $608,704,531; includes $552,790,255 of cash collateral received for securities on loan)(i)(j)	608,704,531	608,704,531

TOTAL INVESTMENTS — 109.7% (cost $6,060,485,283)(k)		6,136,190,862
Liabilities in excess of other assets(l) (9.7)%		(541,751,415)

NET ASSETS — 100.0%		$5,594,439,447

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GO	General Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(b)	Standard & Poor’s Rating.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $539,138,758; cash collateral of $552,790,255 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $46,009,548. The aggregate value of $46,974,171 is approximately 0.8% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$6,117,999,080	$84,284,668	$(66,092,886)	$18,191,782

The difference between book and tax basis is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes as of the current reporting period.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)(1)
	Long Position:
1,550	2 Year U.S. Treasury Notes	Dec. 2011	$341,760,984	$341,314,844	$(446,140)
	Short Position:
2183	5 Year U.S. Treasury Notes	Dec. 2011	268,184,294	267,383,391	800,903

					$354,763

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Barclays Bank PLC	09/20/12	$1,000	0.595%	Beam, Inc.	$(3,791)	$—	$(3,791)
Citibank, N.A.	06/20/14	3,000	1.000	CBS Corp.	(17,041)	125,653	(142,694)
Citibank, N.A.	09/20/12	1,000	0.320	Clorox Co. (The)	343	—	343
Credit Suisse International	12/20/12	2,550	1.000	GATX Financial Corp.	(2,380)	10,360	(12,740)
Deutsche Bank AG	09/20/15	14,500	1.000	CMS Energy Corp.	579,087	592,108	(13,021)
Deutsche Bank AG	03/20/12	4,000	5.000	Gannett Co., Inc.	(58,409)	(20,650)	(37,759)
Deutsche Bank AG	06/20/13	8,000	1.000	Qwest Corp.	122,157	68,955	53,202
Deutsche Bank AG	06/20/13	5,000	1.000	Sealed Air Corp.	43,154	33,799	9,355
Goldman Sachs International	03/20/14	1,000	0.700	Duke Energy Corp.	(10,784)	—	(10,784)
Goldman Sachs International	09/20/14	5,000	1.000	Enel Finance International NV	310,055	29,311	280,744
JP Morgan Chase Bank	06/20/14	3,000	5.000	SLM Corp.	4,482	319,816	(315,334)
Morgan Stanley Capital Services	06/20/14	3,120	1.000	Boston Scientific Corp.	(26,764)	40,430	(67,194)

					$940,109	$1,199,782	$(259,673)

Counterparty	Termination Date	Implied Credit Spread at September 30, 2011(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues - Sell Protection(2):
Bank of America NA	09/20/12	2.321%	$2,500	1.000%	General Electric Capital Corp.	$(31,206)	$(30,930)	$(276)
Deutsche Bank AG	03/20/15	2.189	10,000	1.000	Berkshire Hathaway, Inc.	(387,807)	(188,736)	(199,071)
Goldman Sachs International	03/20/15	2.189	10,000	1.000	Berkshire Hathaway, Inc.	(387,807)	(177,792)	(210,015)
Goldman Sachs International	09/20/12	0.722	5,000	1.000	Exelon Generation Co. LLC	15,122	56,048	(40,926)
JP Morgan Chase Bank	09/20/12	2.321	20,000	1.000	General Electric Capital Corp.	(249,648)	(247,409)	(2,239)
JP Morgan Chase Bank	09/20/12	2.321	10,000	1.000	General Electric Capital Corp.	(124,824)	(134,036)	9,212
JP Morgan Chase Bank	12/20/14	0.372	10,000	1.000	Wal-Mart Stores, Inc.	204,292	270,152	(65,860)
Morgan Stanley Capital Services	03/20/14	0.440	2,000	1.600	Astrazeneca PLC	58,163	—	58,163

						$(903,715)	$(452,703)	$(451,012)

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$18,671,955	$—
Commercial Mortgage-Backed Securities	—	255,035,279	—
Corporate Bonds	—	5,108,468,341	—
Foreign Agencies	—	32,382,964	—
Foreign Local Government	—	12,084,660	—
Municipal Bonds	—	23,402,928	—
U.S. Treasury Obligations	—	72,142,874	—
Preferred Stocks	5,297,330	—	—
Affiliated Money Market Mutual Fund	608,704,531	—	—
Other Financial Instruments*
Futures	354,763	—	—
Credit Default Swaps	—	(699,901)	(10,784)

Total	$614,356,624	$5,521,489,100	$(10,784)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date   November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date   November 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date   November 21, 2011

*	Print the name and title of each signing officer under his or her signature.